Assets and liabilities held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2025
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Assets held for sale
The assets held for sale can be detailed as follows:

(in thousands of USD)	December 31, 2025	December 31, 2024	December 31, 2023
Marine	363,097	165,583	871,876
Total assets held for sale	363,097	165,583	871,876

(in thousands of USD)	(Estimated) Net sale price	Book Value	Asset Held For Sale	Impairment Loss	(Expected) Gain
At January 1, 2024	—	871,876	871,876	—	—

Assets transferred to assets held for sale
Cap Lara	—	14,437	14,437	—	—
Alsace	—	69,388	69,388	—	—
Ingrid	—	44,811	44,811	—	—
Hakata	—	36,899	36,899	—	—
Windcat 6	—	48	48	—	—

Assets sold from assets held for sale
Alice	—	(61,626)	(61,626)	—	—
Anne	—	(62,820)	(62,820)	—	—
Aquitaine	—	(58,657)	(58,657)	—	—
Dominica	—	(52,826)	(52,826)	—	—
Desirade	—	(56,071)	(56,071)	—	—
Alboran	—	(56,367)	(56,367)	—	—
Aral	—	(56,445)	(56,445)	—	—
Andaman	—	(56,636)	(56,636)	—	—
Hatteras	—	(59,368)	(59,368)	—	—
Delos	—	(83,611)	(83,611)	—	—
Doris	—	(84,438)	(84,438)	—	—
Derius	—	(81,458)	(81,458)	—	—
Camus	—	(92,228)	(92,228)	—	—
Oceania	—	(8,294)	(8,294)	—	—
Corporate	—	(1,031)	(1,031)	—	—

At December 31, 2024	—	165,583	165,583	—	—

At January 1, 2025	—	165,583	165,583	—	—

Assets transferred to assets held for sale
Stella	49,250	20,225	20,225	—	29,025
Sienna	35,750	12,687	12,687	—	23,063
Hirado	75,000	39,172	39,173	—	35,828
Hojo	85,000	48,864	48,864	—	36,136
Antigone	103,000	53,810	53,810	—	49,190
Daishan	47,000	18,603	18,603	—	28,397
Dia	103,000	48,409	48,409	—	54,591
Aegean	107,000	49,963	49,964	—	57,037
Belgravia	25,047	21,407	21,408	—	3,640

Golden Magnum	28,026	23,559	23,559	—	4,467
Golden Myrtalia	30,000	25,166	25,166	—	4,834
Corporate	5,000	1,232	1,232	—	3,768

Assets sold from assets held for sale
Cap Lara	—	(14,437)	(14,437)	—	—
Alsace	—	(69,388)	(69,388)	—	—
Hakata	—	(36,899)	(36,899)	—	—
Windcat 6	—	(48)	(48)	—	—

Assets reclassed from assets held for sale
Ingrid	—	(44,811)	(44,811)	—	—

At December 31, 2025	693,073	363,097	363,097	—	329,976